Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Equipment
[a]	Equipment

Equipment is measured at cost less accumulated depreciation and impairment losses. The cost of an item of equipment includes expenditures that are directly attributable to the acquisition or construction of the asset.

Depreciation is based on the estimated useful lives of the assets provided as follows:

Computer equipment	3 years
Furniture and fixtures	3 – 10 years
Lease improvements	Over the term of the lease

An item of equipment and any significant part initially recognized are derecognized upon disposal or when no future economic benefits are expected from their use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of loss and comprehensive loss when the asset is derecognized. The assets’ residual values, useful lives and methods of depreciation and the depreciation charge are adjusted prospectively, if appropriate.

Intangible Assets
[b]	Intangible Assets

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statements of loss and comprehensive loss on a straight-line basis over the useful life, as follows:

Intellectual Property	5 – 15 years

Expenditures on internally generated intangible assets during the research phase are expensed as incurred. Expenditures on internally generated intangible assets during the development phase, which comprise deferred development costs, are initially capitalized and recognized in the consolidated balance sheet if they meet the recognition criteria. Subsequent to initial recognition, deferred development costs are accounted for at cost less accumulated amortization and are amortized on a straight-line basis over an estimated useful life beginning once the deferred development costs are used in commercial production.

Foreign Currency Transactions
[c]	Foreign Currency Transactions

Foreign currency transactions are translated into functional currencies at exchange rates in effect on the date of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated into functional currencies at the foreign exchange rate applicable at that period-end date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of loss and comprehensive loss.

On consolidation, assets and liabilities of operations with a functional currency other than United States dollar are translated into United States dollar at period end foreign currency rates. Expenses of such operations are translated into the United States dollar at average rates for the period. Foreign currency translation gains and losses are recognized in other comprehensive income. The relevant amount in cumulative foreign currency translation adjustment is reclassified into earnings upon disposition of a foreign operation.

Financial Instruments
[d]	Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in the consolidated statements of loss and comprehensive loss.

●	Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit and loss (“FVTPL”). The classification of financial assets is based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	Subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in the consolidated statements of loss and comprehensive loss.
Financial assets at amortized cost	Subsequently measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in consolidated statements of loss and comprehensive loss.

Digital assets at fair value

Digital coins and digital tokens held by the Company are carried at fair value. The Company determines the fair value of such digital coins and digital tokens using the closing price on the valuation date provided by the custodian that the Company uses for holding these digital assets.

To determine the fair value of a particular digital asset, the Company relies on its custodian as the primary source for price information, which management considers as approximate fair value. Unlike traditional methods that involve assessing multiple exchanges and applying specific criteria, the Company uses the custodian’s published price data directly as the relevant and reliable source for determining fair value. This approach aligns with the Company’s operational and reporting practices.

The Company evaluates the principal markets annually and conducts a quarterly analysis to determine if any changes in the principal market are required.

●	Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument.

The Company classifies its financial liabilities as either financial liabilities at FVTPL or amortized cost.

Subsequent to initial recognition, other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at FVTPL are stated at fair value with changes being recognized in consolidated statements of loss and comprehensive loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

●	Financial liabilities and equity instruments
●	Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The Company does not reclassify financial liabilities or equity after initial recognition due to a change in circumstance.

●	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the consolidated statements of loss and comprehensive loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

●	Classification of financial instruments

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics and management intent as outlined below:

Cash and cash equivalent	Amortized cost
Other receivables (excluding sales tax recoverable)	Amortized cost
Digital assets	Fair value through profit or loss
Investments	Fair value through profit or loss
Finance receivables	Amortized cost
Trade and other payables	Amortized cost
Warrants liability	Fair value through profit or loss
Notes payable	Amortized cost
Convertible debentures	Amortized cost
Derivative liabilities	Fair value through profit or loss
●	Impairment of financial assets
●	Finance receivables

Finance receivables are a financial asset initially recognized at fair value and are subsequently carried at amortized cost using the effective interest method. The Company’s business model is to hold these receivables to collect contractual cash flows that represent solely payments of principal and interest. Finance receivables are assessed for impairment at the end of each reporting period in accordance with IFRS 9 as outlined below.

The ECL model is based on the credit losses expected to arise over the life of the assets, unless there has been no significant increase in credit risk since origination, in which case the allowance is based on the 12 months’ expected credit loss. The ECL model uses a three-stage impairment approach based on changes in the credit risk of the finance receivable since initial recognition. The three stages are as follows:

Stage 1– Finance receivables that have not experienced a significant increase in credit risk since initial recognition.

Stage 2– Finance receivables that have experienced a significant increase in credit risk since initial recognition.

Stage 3 – Finance receivables for which there is objective evidence of impairment.

The Company considers a number of factors when assessing if there has been a significant increase in credit risk, including the number of days past due, changes in the financial condition of the borrower, responsiveness of the borrower and other borrower specific information that may be available, without consideration of collateral.

In determining its estimation of the ECL allowances, the Company also considers past events, current market conditions including interest rates, real estate market statistics, and supportable forward-looking information, including macro-economic factors, such as housing price and interest rate forecasts.

The ECL model requires recognition of credit losses equal to 12-month ECLs for Stage 1 and recognition of lifetime expected credit losses for Stage 2 and 3. The 12-month ECLS are lifetime ECLS that are expected to occur within 12 months after the reporting date. The lifetime ECLs represent the expected loss in value due to possible default events over the life of a mortgage receivable weighted by the likelihood of a loss. Three factors are primarily used to measure ECLs: probability of default (PD), loss given default (LGD) and exposure at default (EAD).

Impairment of long-lived assets
[e]	Impairment of long-lived assets

Long-lived assets, including equipment and intangible assets are tested for impairment at each reporting date when there are indicators of impairment or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. Intangible assets with an indefinite useful life are tested for impairment at least annually in the fourth quarter and whenever there is an indication that the asset may be impaired. The Company has no indefinite life intangible assets.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or “CGU”). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in net loss equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of the recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Income Taxes
[f]	Income Taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in net profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Share-based Compensation
[g]	Share-based Compensation

Share options and warrants awarded to non-employees are accounted for using the fair value of the instrument awarded or service provided, whichever is considered more reliable. Share options, performance share units (“PSUs”), restrictive units (“RSUs”) and warrants awarded to employees are accounted for using the fair value method. The fair value of the share options, PSUs, RSUs and warrants granted are recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value of share options and warrants are calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant. The fair value of PSUs is calculated using market share prices at the date of grant.

Net Loss per Share
[h]	Net Loss per Share

Net loss per share is calculated based on the loss for the financial year and the weighted average number of common shares outstanding during the year. Diluted net loss per share is calculated using the loss for the financial year adjusted for the effect of any dilutive instruments and the weighted average diluted number of shares (ignoring any potential issue of common shares that would be anti-dilutive) during the year.

External research and development
[i]	External research and development

External research and development costs are expensed in the periods in which they are incurred, with the exception of development costs for new products with proven technical feasibility and for which a defined future market exists. Such development costs are capitalized in accordance with the Company’s policy for intangible assets. The Company’s external research and development costs relate primarily to third-party contract research organizations.

Discontinued operations
[j]	Discontinued operations

Discontinued operations are reported when a component of the Company, representing a separate major line of business or area of operations with clearly distinguishable cash flows, has been disposed of or is held for sale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Discontinued operations are reported as a separate element of net income or loss on the consolidated statements of loss and comprehensive loss for both the current and comparative periods. When a disposal group is classified as held for sale, assets and liabilities are aggregated and presented as separate line items, respectively, on the consolidated statements of financial position. Comparative periods are not restated on the consolidated statements of financial position. Assets held for sale are not depreciated and are measured at the lower of carrying value and fair value less costs to sell.

Share Capital	[k] Share capital Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.
Warrants

[l] Warrants

The Company follows the relative fair value method with respect to the measurement of common shares and warrants issued as private placement units. The proceeds from the issuance of units are allocated between share capital and warrants. The warrant component is recorded in contributed surplus. Unit proceeds are allocated to common shares and warrants using the Black-Scholes option pricing model and the share price at the time of financing. If the warrants are exercised, consideration paid by the warrant holder, together with the amount previously recognized in contributed surplus, is recorded as an increase to share capital. Upon expiration of warrants, the amount applicable to expired warrants is reclassed in contributed surplus.

Convertible debentures

[m] Convertible debentures

The Company issues convertible debentures which can be converted into common shares at the option of the holder,

at a fixed conversion price denominated in Canadian dollars.

For convertible debentures which provide conversion into a variable number of shares or into a fixed number of shares for a variable amount of consideration, the conversion option is accounted for as an embedded derivative, which is separated from the host contract. Upon initial recognition, the derivative liability is valued at fair value using a valuation model. The carrying amount of the convertible debenture (host debt) will be recognized as the difference between the total proceeds received from the issuance and the fair value of the derivative liability. Any directly attributable transaction costs are allocated to the derivative liability and host contract in proportion to their initial carrying amounts.

Inventories

[n] Inventories

Inventories consist of purchased finished goods and raw materials that will be used in the manufacturing of finished goods. The cost of raw materials inventory is determined on a first-in, first-out basis. The cost of finished goods are valued at the lower cost or net realizable value. The inventories balance is included in these consolidated financial statements as part of the Company’s investment in Unbuzzd (Note 17).

New standards, amendments and interpretations adopted by the Company

New standards, amendments and interpretations adopted by the Company

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments – Disclosures. The amendments clarify the derecognition of financial liabilities and introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features and the treatment of non-recourse assets and contractually linked instruments (CLIs). Further, the amendments mandate additional disclosures in IFRS 7 for financial instruments with contingent features and equity instruments classified at FVOCI. The amendments are effective for annual periods starting on or after January 1, 2026. Retrospective application is required, and early adoption is permitted.

The IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 Presentation of Financial Statements, effective on January 1, 2027. Earlier application is permitted. The objective of IFRS 18 is to set out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. IFRS 18 applies to all financial statements that are prepared and presented in accordance with IFRSs. Standards for recognising, measuring, and disclosing specific transactions are addressed in other Standards and Interpretations.

The Company will assess the impact on the consolidated financial statements when applicable.